General Information	12 Months Ended
Dec. 31, 2016
General Information [Abstract]
General Information

1. General Information

The accompanying consolidated financial statements include the accounts of Diana Containerships Inc. (“DCI”) and its wholly-owned subsidiaries (collectively, the “Company”). Diana Containerships Inc. was incorporated on January 7, 2010 under the laws of the Republic of Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act.

Effective June 9, 2016 the Company effected a 1-for-8 reverse stock split on its issued and outstanding common stock (Note 9). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split retroactively, for all periods presented.

The Company is engaged in the seaborne transportation industry through the ownership of containerships and operates its fleet through Unitized Ocean Transport Limited, a wholly-owned subsidiary, while Wilhelmsen Ship Management LTD, an unaffiliated third party, provides management services to the laid-up vessels of the Company's fleet, for a fixed monthly fee for each vessel. The fees payable to Wilhelmsen Ship Management LTD, amounted to $604 for 2016 and are included in Vessel operating expenses in the accompanying 2016 consolidated statement of operations.

As at December 31, 2016, the Company was the sole owner of all outstanding shares of the following subsidiaries:

a/a	Company	Place of Incorporation	Vessel	Flag	TEU	Date built	Date acquired	Date sold
Vessel Owning Subsidiaries - Panamax Vessels
1	Likiep Shipping Company Inc.	Marshall Islands	Sagitta	Marshall Islands	3,426	Jun-10	Jun-10	-
2	Orangina Inc.	Marshall Islands	Centaurus	Marshall Islands	3,426	Jul-10	Jul-10	-
3	Rongerik Shipping Company Inc.	Marshall Islands	Domingo (ex Cap Domingo)	Marshall Islands	3,739	Mar-01	Feb-12	-
4	Utirik Shipping Company Inc.	Marshall Islands	Cap Doukato	Marshall Islands	3,739	Feb-02	Feb-12	-
5	Dud Shipping Company Inc.	Marshall Islands	Pamina (ex Santa Pamina)	Marshall Islands	5,042	May-05	Nov-14	-
6	Mago Shipping Company Inc.	Marshall Islands	New Jersey (ex YM New Jersey)	Marshall Islands	4,923	Nov-06	Apr-15	-
Vessel Owning Subsidiaries - Post-Panamax Vessels
7	Eluk Shipping Company Inc.	Marshall Islands	Puelo	Marshall Islands	6,541	Nov-06	Aug-13	-
8	Oruk Shipping Company Inc.	Marshall Islands	Pucon	Marshall Islands	6,541	Aug-06	Sep-13	-
9	Delap Shipping Company Inc.	Marshall Islands	March (ex YM March)	Marshall Islands	5,576	May-04	Sep-14	-
10	Jabor Shipping Company Inc.	Marshall Islands	Great (ex YM Great)	Marshall Islands	5,576	Apr-04	Oct-14	-
11	Meck Shipping Company Inc.	Marshall Islands	Rotterdam	Marshall Islands	6,494	Jul-08	Sep-15	-
12	Langor Shipping Company Inc.	Marshall Islands	Hamburg	Marshall Islands	6,494	Mar-09	Nov-15	-
Vessel Owning Subsidiaries - Sold Vessels
13	Lemongina Inc.	Marshall Islands	Garnet (ex Apl Garnet)	Marshall Islands	4,729	Aug-95	Nov-12	Sep-15
14	Nauru Shipping Company Inc. (Note 4)	Marshall Islands	Hanjin Malta	Marshall Islands	4,024	Jan-93	Mar-13	Feb-16
15	Kapa Shipping Company Inc. (Note 4)	Marshall Islands	Angeles (ex YM Los Angeles)	Marshall Islands	4,923	Dec-06	Apr-15	Nov-16
Other Subsidiaries
16	Unitized Ocean Transport Limited	Marshall Islands	Management company		-	-	-	-
17	Container Carriers (USA) LLC	Delaware - USA	Company's US representative		-	-	-	-

Unitized Ocean Transport Limited (the “Manager” or “UOT”), was established for the purpose of providing the Company and its vessels with management and administrative services, effective March 1, 2013. The fees payable to UOT pursuant to the respective management and administrative agreements are eliminated in consolidation as intercompany transactions.

Container Carriers (USA) LLC ("Container Carriers"), was established in July 2014 in the State of Delaware, USA, to act as the Company's authorized representative in the United States.

During 2016, 2015 and 2014, charterers that accounted for more than 10% of the Company's hire revenues were as follows:

Charterer	2016	2015	2014
A	34%	25%	-
B	-	10%	25%
C	-	24%	31%
D	22%	11%	-
E	-	-	17%
F	-	13%	14%
G	11%	-	-